LEASES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	R$ 2,479,246		R$ 2,536,681
Additions	1,186,809		686,762
Payments	(649,846)		(705,427)
Interest paid	(131,181)		(152,903)
Interest accrued	219,872		218,875
Disposals	(34,893)		(95,336)
Exchange rate variation	(25,073)		(24,149)
Lease liabilities at ending	3,044,934		2,479,246
Current	676,864		471,956		R$ 383,162
Non-current	R$ 2,368,070		2,007,290		R$ 2,153,519
Business combination			R$ 14,743
Land [member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	10 years 3 months 18 days	[1]	4 years 7 months 6 days
Lease liabilities at beginning	R$ 126,293		R$ 37,868
Additions	732		3,761
Payments	(7,709)		(6,890)
Interest paid	(9,653)		(9,063)
Interest accrued	9,653		9,063
Disposals	(166)		(1,160)
Exchange rate variation	(6,674)		9,863
Lease liabilities at ending	R$ 112,476		126,293
Transfers			R$ 82,851
Buildings [member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	1 year 9 months 18 days	[1]	1 year 10 months 24 days	[2]
Lease liabilities at beginning	R$ 2,095,375		R$ 2,195,407
Additions	935,916		532,728
Payments	(458,434)		(507,479)
Interest paid	(102,740)		(120,193)
Interest accrued	191,431		186,165
Disposals	(19,395)		(92,461)
Exchange rate variation	(8,079)		(24,746)
Lease liabilities at ending	R$ 2,634,074		2,095,375
Transfers			(82,851)
Business combination			R$ 8,805
Machinery [member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	2 years	[1]	10 months 24 days	[2]
Lease liabilities at beginning	R$ 45,218		R$ 3,773
Additions	4,086		98,353
Payments	(25,609)		(62,357)
Interest paid	(2,709)		(3,764)
Interest accrued	2,709		3,764
Disposals	(10)		(35)
Exchange rate variation	(1,120)		486
Lease liabilities at ending	R$ 22,565		45,218
Business combination			R$ 4,998
Vehicles [member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	1 year 10 months 24 days	[1]	1 year 9 months 18 days	[2]
Lease liabilities at beginning	R$ 192,694		R$ 256,423
Additions	246,075		46,707
Payments	(153,992)		(99,944)
Interest paid	(15,830)		(17,577)
Interest accrued	15,830		17,577
Disposals	(1,362)		(1,680)
Exchange rate variation	(9,200)		(9,752)
Lease liabilities at ending	R$ 274,215		192,694
Business combination			R$ 940
Software [Member]
IfrsStatementLineItems [Line Items]
Weighted average maturity	9 months 18 days	[1]	1 year 6 months	[2]
Lease liabilities at beginning	R$ 19,666		R$ 43,210
Additions			5,213
Payments	(4,102)		(28,757)
Interest paid	(249)		(2,306)
Interest accrued	249		2,306
Disposals	(13,960)
Lease liabilities at ending	R$ 1,604		R$ 19,666

[1]	Weighted average maturity in years.
[2]	Weighted average maturity in years.